Condensed Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
GENERAL AND ADMINISTRATIVE EXPENSES
Marketing fees	$ 93,247	$ 165,188
Professional fees	101,898	57,002
Officers’ salaries and payroll taxes	113,237	75,000
Other general and administrative expenses	122,655	8,292
Travel and entertainment	12,075
TOTAL GENERAL and ADMINISTRATIVE EXPENSES	443,112	305,482
LOSS FROM OPERATIONS	(443,112)	(305,482)
OTHER INCOME (EXPENSE)
Change in fair value of derivative liability	243,653	310,348
Other income (expense)	(34,805)
Interest expense	(124,446)	(438,918)
TOTAL OTHER INCOME (EXPENSE)	84,402	(128,570)
LOSS BEFORE TAXES	(358,710)	(434,052)
TAXES	0	0
NET LOSS	(358,710)	(434,052)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	13,970	(2,501)
TOTAL OTHER COMPREHENSIVE LOSS	13,970	(2,501)
COMPREHENSIVE LOSS	$ (344,740)	$ (436,553)
Net loss per common share - Basic and diluted	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding - Basic and diluted	149,481,067	129,783,492